STOCK CAPITAL (Details 3) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	112,742,177	112,742,177
Exercised	16,468,540	16,468,540
Forfeited	27,401,794	27,401,794
Outstanding	68,871,843	68,871,843
Warrants Exercisable	68,369,065	67,852,398
Issuance Date Nov - Dec 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	14,600,845	14,600,845
Exercised	14,396,010	14,396,010
Forfeited	204,835	204,835
Outstanding	0	0
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Nov - Dec 2004 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.00005	$ 0.00005
Issuance Date Nov - Dec 2004 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.01	$ 0.01
Issuance Date Feb - Dec 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	3,058,471	3,058,471
Exercised	173,000	173,000
Forfeited	2,548,308	2,548,308
Outstanding	337,163	337,163
Warrants Exercisable	337,163	337,163
Exercisable through	Jun - Dec 2015	Jun - Dec 2015
Issuance Date Feb - Dec 2005 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.15	$ 0.15
Issuance Date Feb - Dec 2005 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.5	$ 2.5
Issuance Date Feb - Dec 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	1,686,355	1,686,355
Exercised	727,696	727,696
Forfeited	478,659	478,659
Outstanding	480,000	480,000
Warrants Exercisable	480,000	480,000
Exercisable through	Feb - May 2016	Feb - May 2016
Issuance Date Feb - Dec 2006 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.005	$ 0.005
Issuance Date Feb - Dec 2006 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.5	$ 1.5
Issuance Date Mar 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	14,803,300	14,803,300
Forfeited	1,003,300	1,003,300
Outstanding	13,800,000	13,800,000
Warrants Exercisable	13,800,000	13,800,000
Exercisable through	May 2015 – Oct 2017	May 2015 – Oct 2017
Issuance Date Mar 2007 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.15	$ 0.15
Issuance Date Mar 2007 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.47	$ 0.47
Issuance Date Apr 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	9,175,000	9,175,000
Outstanding	9,175,000	9,175,000
Warrants Exercisable	9,175,000	9,175,000
Exercisable through	May 2015 – Sep 2018	May 2015 – Sep 2018
Issuance Date Apr 2008 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.15	$ 0.15
Issuance Date Apr 2008 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.29	$ 0.29
Issuance Date Apr - Oct 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	4,937,500	4,937,500
Exercised	100,000	100,000
Outstanding	4,837,500	4,837,500
Warrants Exercisable	4,837,500	4,837,500
Exercisable through	May 2015 – Oct 2019	May 2015 – Oct 2019
Issuance Date Apr - Oct 2009 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.067	$ 0.067
Issuance Date Apr - Oct 2009 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.29	$ 0.29
Issuance Date Jan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	1,250,000	1,250,000
Forfeited	1,250,000	1,250,000
Outstanding	0	0
Exercise Price	$ 0.5	$ 0.5
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Feb 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	125,000	125,000
Exercised	125,000	125,000
Outstanding	0	0
Exercise Price	$ 0.01	$ 0.01
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Feb 2010 One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	3,000,000	3,000,000
Forfeited	3,000,000	3,000,000
Outstanding	0	0
Exercise Price	$ 0.5	$ 0.5
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Feb 2010 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	1,500,000	1,500,000
Outstanding	1,500,000	1,500,000
Exercise Price	$ 0.001	$ 0.001
Warrants Exercisable	1,000,000	500,000
Exercisable through	Feb 2020	Feb 2020
Issuance Date Apr 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	33,334	33,334
Outstanding	33,334	33,334
Exercise Price	$ 0.00005	$ 0.00005
Warrants Exercisable	33,334	33,334
Exercisable through	Apr 2020	Apr 2020
Issuance Date Jan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	4,537,500	4,537,500
Outstanding	4,537,500	4,537,500
Exercise Price	$ 0.29	$ 0.29
Warrants Exercisable	4,537,500	4,537,500
Exercisable through	May 2015	May 2015
Issuance Date Feb 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	641,026	641,026
Forfeited	641,026	641,026
Outstanding	0	0
Exercise Price	$ 0.39	$ 0.39
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Feb 2011 One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	6,407,500	6,407,500
Exercised	946,834	946,834
Forfeited	5,460,666	5,460,666
Outstanding	0	0
Exercise Price	$ 0.28	$ 0.28
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Feb 2011 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	12,815,000	12,815,000
Forfeited	12,815,000	12,815,000
Outstanding	0	0
Exercise Price	$ 0.5	$ 0.5
Warrants Exercisable	0	0
Exercisable through	-	-
Issuance Date Apr 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	33,334	33,334
Outstanding	33,334	33,334
Exercise Price	$ 0.00005	$ 0.00005
Warrants Exercisable	33,334	33,334
Exercisable through	Apr 2021	Apr 2021
Issuance Date Apr 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	33,334	33,334
Outstanding	33,334	33,334
Exercise Price	$ 0.00005	$ 0.00005
Warrants Exercisable	33,334	33,334
Exercisable through	Apr 2022	Apr 2022
Issuance Date July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	493,966	493,966
Outstanding	493,966	493,966
Exercise Price	$ 0.348	$ 0.348
Warrants Exercisable	493,966	493,966
Exercisable through	Jul 2014	Jul 2014
Issuance Date July 2012 One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	232,758	232,758
Outstanding	232,758	232,758
Exercise Price	$ 0.29	$ 0.29
Warrants Exercisable	232,758	232,758
Exercisable through	Jan 2015	Jan 2015
Issuance Date July 2012 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	14,864,228	14,864,228
Outstanding	14,864,228	14,864,228
Exercise Price	$ 0.29	$ 0.29
Warrants Exercisable	14,864,228	14,864,228
Exercisable through	Jan 2015	Jan 2015
Issuance Date Feb 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	833,334	833,334
Outstanding	833,334	833,334
Exercise Price	$ 0.5	$ 0.5
Warrants Exercisable	833,334	833,334
Exercisable through	Oct 2015	Oct 2015
Issuance Date Apr 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	33,334	33,334
Outstanding	33,334	33,334
Exercise Price	$ 0.00005	$ 0.00005
Warrants Exercisable	30,556	13,889
Exercisable through	April 2023	April 2023
Issuance Date Aug 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	17,647,058	17,647,058
Outstanding	17,647,058	17,647,058
Exercise Price	$ 0.25	$ 0.25
Warrants Exercisable	17,647,058	17,647,058
Exercisable through	August 2016	August 2016